Financial Risk Management and Fair Values - Quantitative Information of Valuation Technique and Significant Unobservable Inputs Used in Measuring Financial Instruments at Fair Value on a Recurring Basis (Detail) - Recurring fair value measurement [member] - Available-for-sale equity securities: Non-tradable shares [member] - Level 3 [Member] - Discounted cash flow [member]
12 Months Ended
Dec. 31, 2017
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal growth rate	9.00%
Expected dividend payout rate	27.00%
Discount rate	12.29%
Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rate during the projection period	10.00%
Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Expected profit growth rate during the projection period	15.00%